INTANGIBLE ASSETS (Details Narrative) $ in Thousands	Mar. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset useful life	5 years
Indefinite lived trademarks	$ 25